NEOS S&P 500® High Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	10,592	$4,498,316
Boeing Co. (a)	111,288	22,149,651
General Dynamics Corp.	36,045	12,371,365
General Electric Co.	151,396	42,961,643
Howmet Aerospace, Inc.	56,992	13,134,376
Huntington Ingalls Industries, Inc.	5,297	2,012,330
L3Harris Technologies, Inc.	26,126	9,017,389
Lockheed Martin Corp.	29,426	17,784,780
Northrop Grumman Corp.	18,995	12,959,149
RTX Corp.	194,753	37,567,854
Textron, Inc.	30,285	2,651,755
TransDigm Group, Inc.	8,202	9,505,790
		186,614,398

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	16,832	2,795,290
Expeditors International of Washington, Inc.	18,937	2,712,346
FedEx Corp.	30,799	10,969,988
United Parcel Service, Inc. - Class B	105,460	10,375,155
		26,852,779

Automobile Components - 0.0% (b)
Aptiv PLC (a)	30,800	2,138,752

Automobiles - 2.1%
Ford Motor Co.	562,395	6,490,038
General Motors Co.	133,770	9,965,865
Tesla, Inc. (a)	409,506	152,233,856
		168,689,759

Banks - 3.5%
Bank of America Corp.	963,280	46,959,900
Citigroup, Inc.	258,532	29,320,114
Citizens Financial Group, Inc.	75,609	4,534,272
Fifth Third Bancorp	127,423	5,920,073
Huntington Bancshares, Inc.	289,610	4,532,397
JPMorgan Chase & Co.	399,697	117,574,870
KeyCorp	160,107	3,210,145
M&T Bank Corp.	21,675	4,480,656
PNC Financial Services Group, Inc.	58,746	12,224,455
Regions Financial Corp.	125,126	3,268,291
Truist Financial Corp.	182,824	8,404,419
US Bancorp	221,531	11,521,827
Wells Fargo & Co.	454,295	36,166,425
		288,117,844

Beverages - 1.1%
Brown-Forman Corp. - Class B	24,803	655,791
Coca-Cola Co.	564,143	42,903,075
Constellation Brands, Inc. - Class A	20,050	3,007,500
Keurig Dr. Pepper, Inc.	194,413	5,118,894
Molson Coors Beverage Co. - Class B	23,960	1,031,718
Monster Beverage Corp. (a)	101,910	7,384,399
PepsiCo, Inc.	198,949	30,894,790
		90,996,167

Biotechnology - 1.8%
AbbVie, Inc.	257,960	56,103,720
Amgen, Inc.	78,040	27,458,374
Biogen, Inc. (a)	20,726	3,799,698
Gilead Sciences, Inc.	176,624	24,616,087
Incyte Corp. (a)	23,223	2,185,749
Moderna, Inc. (a)	49,824	2,531,059
Regeneron Pharmaceuticals, Inc.	14,662	11,328,448
Vertex Pharmaceuticals, Inc. (a)	36,675	16,376,854
		144,399,989

Broadline Retail - 3.7%
Amazon.com, Inc. (a)	1,424,960	296,776,419
eBay, Inc.	63,902	5,816,360
		302,592,779

Building Products - 0.5%
A.O. Smith Corp. - Class A	15,272	1,007,036
Allegion PLC	11,632	1,690,013
Builders FirstSource, Inc. (a)	15,179	1,249,687
Carrier Global Corp.	112,192	6,317,532
Johnson Controls International PLC	90,376	11,834,737
Lennox International, Inc.	4,318	2,004,114
Masco Corp.	30,671	1,851,608
Trane Technologies PLC	30,876	12,867,264
		38,821,991

Capital Markets - 3.2%
Ameriprise Financial, Inc.	12,552	5,578,109
Ares Management Corp. - Class A	28,656	3,126,370
Bank of New York Mellon Corp.	100,386	11,908,791
Blackrock, Inc.	21,028	20,222,838
Blackstone, Inc.	104,815	12,052,677
Cboe Global Markets, Inc.	14,651	4,117,957
Charles Schwab Corp.	238,374	22,402,388
CME Group, Inc. - Class A	53,582	15,825,444
Coinbase Global, Inc. - Class A (a)	31,582	5,514,533
FactSet Research Systems, Inc.	5,048	1,095,365
Franklin Resources, Inc.	44,300	1,046,366
Goldman Sachs Group, Inc.	43,467	36,772,647
Interactive Brokers Group, Inc. - Class A	62,871	4,216,758
Intercontinental Exchange, Inc.	80,334	12,634,931
Invesco Ltd.	69,179	1,680,358
KKR & Co., Inc.	97,931	9,058,617
Moody's Corp.	21,642	9,441,322
Morgan Stanley	172,567	28,399,351
MSCI, Inc.	10,158	5,475,264
Nasdaq, Inc.	63,710	5,408,342
Northern Trust Corp.	30,430	4,247,115
Raymond James Financial, Inc.	29,206	4,228,737
Robinhood Markets, Inc. - Class A (a)	111,650	7,737,345
S&P Global, Inc.	43,667	18,573,322
State Street Corp.	46,207	5,847,958
T. Rowe Price Group, Inc.	30,654	2,763,152
		259,376,057

Chemicals - 1.2%
Air Products and Chemicals, Inc.	31,006	9,006,933
Albemarle Corp.	16,868	3,028,312
CF Industries Holdings, Inc.	21,992	2,855,441
Corteva, Inc.	95,878	8,025,947
Dow, Inc.	115,757	4,821,279
DuPont de Nemours, Inc.	67,784	3,104,507
Ecolab, Inc.	36,280	9,651,206
International Flavors & Fragrances, Inc.	36,492	2,647,495
Linde PLC	68,266	33,843,552
LyondellBasell Industries NV - Class A	36,780	2,962,997
Mosaic Co.	46,463	1,184,807
PPG Industries, Inc.	31,223	3,337,114
Sherwin-Williams Co.	32,942	10,559,558
		95,029,148

Commercial Services & Supplies - 0.5%
Cintas Corp.	53,276	9,011,103
Copart, Inc. (a)	145,942	4,845,274
Republic Services, Inc.	30,390	6,656,018
Rollins, Inc.	41,344	2,208,183
Veralto Corp.	35,346	3,125,293
Waste Management, Inc.	52,710	12,112,231
		37,958,102

Communications Equipment - 1.1%
Arista Networks, Inc. (a)	147,315	18,087,336
Ciena Corp. (a)	20,119	7,810,800
Cisco Systems, Inc.	574,422	44,569,403
F5, Inc. (a)	7,819	2,262,271
Lumentum Holdings, Inc. (a)	10,257	7,208,209
Motorola Solutions, Inc.	23,423	10,164,879
		90,102,898

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	4,772	6,580,540
EMCOR Group, Inc.	6,061	4,474,897
Quanta Services, Inc.	21,105	11,587,067
		22,642,504

Construction Materials - 0.2%
CRH PLC	95,269	10,014,677
Martin Marietta Materials, Inc.	8,142	4,793,033
Vulcan Materials Co.	18,808	5,121,418
		19,929,128

Consumer Finance - 0.5%
American Express Co.	76,361	23,097,675
Capital One Financial Corp.	90,451	16,500,976
Synchrony Financial	51,442	3,499,085
		43,097,736

Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	64,839	64,607,525
Dollar General Corp.	30,674	3,641,924
Dollar Tree, Inc. (a)	30,459	3,335,565
Kroger Co.	87,063	6,299,878
Sysco Corp.	68,381	4,877,617
Target Corp.	64,164	7,776,677
Walmart, Inc.	638,944	79,407,960
		169,947,146

Containers & Packaging - 0.2%
Amcor PLC	66,218	2,632,165
Avery Dennison Corp.	10,454	1,805,197
Ball Corp.	46,226	2,732,419
International Paper Co.	75,020	2,678,214
Packaging Corp. of America	12,057	2,558,737
Smurfit Westrock PLC	74,252	2,958,942
		15,365,674

Distributors - 0.0% (b)
Genuine Parts Co.	19,706	2,083,909
Pool Corp.	4,460	902,392
		2,986,301

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,018,141	29,515,907
Verizon Communications, Inc.	616,824	30,964,565
		60,480,472

Electric Utilities - 1.7%
Alliant Energy Corp.	36,535	2,621,752
American Electric Power Co., Inc.	75,833	9,940,190
Constellation Energy Corp.	46,226	12,908,610
Duke Energy Corp.	110,396	14,455,252
Edison International	60,651	4,438,440
Entergy Corp.	63,031	7,082,163
Evergy, Inc.	32,791	2,686,239
Eversource Energy	53,410	3,700,245
Exelon Corp.	143,810	7,049,566
FirstEnergy Corp.	83,359	4,222,967
NextEra Energy, Inc.	301,693	28,021,246
NRG Energy, Inc.	30,742	4,492,636
PG&E Corp.	314,492	5,525,624
Pinnacle West Capital Corp.	17,093	1,722,120
PPL Corp.	122,478	4,678,660
Southern Co.	159,176	15,363,667
Xcel Energy, Inc.	90,931	7,223,559
		136,132,936

Electrical Equipment - 1.2%
AMETEK, Inc.	32,829	7,037,224
Eaton Corp. PLC	55,230	19,754,114
Emerson Electric Co.	79,603	10,429,585
GE Vernova, Inc.	39,185	34,204,587
Generac Holdings, Inc. (a)	7,958	1,554,436
Hubbell, Inc.	7,171	3,519,097
Rockwell Automation, Inc.	15,207	5,457,488
Vertiv Holdings Co. - Class A	55,547	13,918,967
		95,875,498

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A	174,057	21,992,102
CDW Corp.	18,615	2,252,787
Coherent Corp. (a)	26,969	6,424,286
Corning, Inc.	111,124	15,109,530
Jabil, Inc.	15,234	4,046,607
Keysight Technologies, Inc. (a)	24,199	6,833,072
TE Connectivity PLC	41,582	8,691,470
Teledyne Technologies, Inc. (a)	6,347	3,839,998
Zebra Technologies Corp. - Class A (a)	6,850	1,432,198
		70,622,050

Energy Equipment & Services - 0.3%
Baker Hughes Co.	140,962	8,605,730
Halliburton Co.	145,913	5,689,148
SLB Ltd.	214,453	11,020,740
		25,315,618

Entertainment - 1.4%
Electronic Arts, Inc.	31,255	6,371,957
Live Nation Entertainment, Inc. (a)	26,319	4,013,911
Netflix, Inc. (a)	616,125	59,240,419
Take-Two Interactive Software, Inc. (a)	24,408	4,820,580
TKO Group Holdings, Inc.	8,930	1,800,734
Walt Disney Co.	254,991	24,576,032
Warner Bros. Discovery, Inc. (a)	354,728	9,740,831
		110,564,464

Financial Services - 3.6%
Apollo Global Management, Inc.	66,294	7,386,478
Berkshire Hathaway, Inc. - Class B (a)	268,994	128,901,925
Block, Inc. (a)	78,094	4,699,697
Corpay, Inc. (a)	9,476	2,757,421
Fidelity National Information Services, Inc.	73,730	3,458,674
Fiserv, Inc. (a)	79,875	4,457,025
Global Payments, Inc.	36,707	2,470,381
Jack Henry & Associates, Inc.	9,734	1,538,361
Mastercard, Inc. - Class A	119,478	59,698,378
PayPal Holdings, Inc.	141,948	6,420,308
Visa, Inc. - Class A	246,168	74,401,816
		296,190,464

Food Products - 0.5%
Archer-Daniels-Midland Co.	68,444	4,975,194
Bunge Global SA	19,217	2,444,402
Conagra Brands, Inc.	76,216	1,198,116
General Mills, Inc.	97,985	3,647,002
Hershey Co.	20,881	4,340,951
Hormel Foods Corp.	45,284	1,025,683
J M Smucker Co.	14,462	1,394,715
Kraft Heinz Co.	131,317	2,953,319
McCormick & Co., Inc.	35,998	1,815,739
Mondelez International, Inc. - Class A	189,404	10,917,247
The Campbell's Co.	27,479	611,957
Tyson Foods, Inc. - Class A	44,923	2,878,217
		38,202,542

Gas Utilities - 0.0% (b)
Atmos Energy Corp.	22,604	4,175,411

Ground Transportation - 0.8%
CSX Corp.	266,202	10,927,592
JB Hunt Transport Services, Inc.	10,146	2,149,937
Norfolk Southern Corp.	31,294	8,981,378
Old Dominion Freight Line, Inc.	25,663	5,014,550
Uber Technologies, Inc. (a)	297,308	21,385,365
Union Pacific Corp.	84,867	20,590,432
		69,049,254

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	248,822	25,546,555
Align Technology, Inc. (a)	9,044	1,550,413
Baxter International, Inc.	82,734	1,389,931
Becton Dickinson & Co.	45,299	7,122,362
Boston Scientific Corp. (a)	219,211	13,755,490
Cooper Cos., Inc. (a)	27,751	1,984,196
Dexcom, Inc. (a)	60,971	3,828,979
Edwards Lifesciences Corp. (a)	83,025	6,648,642
GE HealthCare Technologies, Inc.	65,173	4,639,014
Hologic, Inc. (a)	31,000	2,343,290
IDEXX Laboratories, Inc. (a)	10,794	6,065,041
Insulet Corp. (a)	9,523	1,998,306
Intuitive Surgical, Inc. (a)	50,642	23,345,456
Medtronic PLC	190,475	16,504,659
ResMed, Inc.	20,617	4,628,104
Solventum Corp. (a)	20,917	1,365,880
STERIS PLC	14,575	3,222,970
Stryker Corp.	49,192	16,163,999
Zimmer Biomet Holdings, Inc.	30,458	2,754,012
		144,857,299

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	33,927	7,169,114
Cencora, Inc.	27,121	8,519,791
Centene Corp. (a)	84,682	2,772,489
Cigna Group	37,974	10,129,564
CVS Health Corp.	181,966	13,068,798
DaVita, Inc. (a)	4,768	732,794
Elevance Health, Inc.	30,984	9,070,566
HCA Healthcare, Inc.	22,519	10,656,892
Henry Schein, Inc. (a)	13,617	1,003,573
Humana, Inc.	17,195	2,981,441
Labcorp Holdings, Inc.	11,195	2,986,938
McKesson Corp.	17,589	15,220,817
Quest Diagnostics, Inc.	15,012	2,942,052
UnitedHealth Group, Inc.	131,687	35,633,185
Universal Health Services, Inc. - Class B	7,466	1,336,190
		124,224,204

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. - Class A (a)	60,453	7,634,005
Booking Holdings, Inc.	4,686	19,729,559
Carnival Corp.	174,742	4,522,323
Chipotle Mexican Grill, Inc. (a)	187,874	6,013,847
Darden Restaurants, Inc.	16,649	3,263,870
Domino's Pizza, Inc.	4,200	1,506,918
DoorDash, Inc. - Class A (a)	53,584	8,045,638
Expedia Group, Inc. - Class A	16,787	3,875,950
Hilton Worldwide Holdings, Inc.	33,274	10,117,958
Las Vegas Sands Corp.	46,227	2,490,711
Marriott International, Inc - Class A	31,253	10,221,919
McDonald's Corp.	104,289	32,411,978
MGM Resorts International (a)	38,006	1,406,602
Norwegian Cruise Line Holdings Ltd. (a)	67,748	1,266,888
Royal Caribbean Cruises Ltd.	36,263	9,978,852
Starbucks Corp.	161,846	14,499,783
Wynn Resorts Ltd.	11,747	1,192,908
Yum! Brands, Inc.	44,285	6,885,432
		145,065,141

Household Durables - 0.2%
D.R. Horton, Inc.	38,862	5,332,644
Garmin Ltd.	23,028	5,342,726
Lennar Corp. - Class A	30,799	2,674,585
NVR, Inc. (a)	483	3,182,888
PulteGroup, Inc.	30,549	3,592,868
		20,125,711

Household Products - 0.8%
Church & Dwight Co., Inc.	34,277	3,198,730
Clorox Co.	17,343	1,797,255
Colgate-Palmolive Co.	115,170	9,815,939
Kimberly-Clark Corp.	46,583	4,493,862
Procter & Gamble Co.	340,656	49,204,352
		68,510,138

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	112,816	1,589,577
Vistra Corp.	49,081	7,378,347
		8,967,924

Industrial Conglomerates - 0.4%
3M Co.	75,503	10,965,301
Honeywell International, Inc.	91,996	20,793,856
		31,759,157

Insurance - 1.7%
Aflac, Inc.	67,350	7,388,969
Allstate Corp.	37,213	7,715,743
American International Group, Inc.	76,494	5,756,174
Aon PLC - Class A	30,345	9,794,759
Arch Capital Group Ltd. (a)	59,938	5,753,449
Arthur J Gallagher & Co.	36,481	7,901,055
Assurant, Inc.	6,748	1,469,782
Brown & Brown, Inc.	41,449	2,702,889
Chubb Ltd.	52,182	17,007,679
Cincinnati Financial Corp.	21,966	3,456,350
Erie Indemnity Co. - Class A	3,423	860,234
Everest Group Ltd.	5,665	1,851,605
Globe Life, Inc.	10,724	1,492,459
Hartford Insurance Group, Inc.	39,380	5,325,357
Loews Corp.	23,802	2,540,626
Marsh & McLennan Cos., Inc.	69,915	12,126,757
MetLife, Inc.	78,527	5,553,429
Principal Financial Group, Inc.	30,608	2,758,087
Progressive Corp.	83,532	16,559,384
Prudential Financial, Inc.	53,598	5,235,989
Travelers Cos., Inc.	30,985	9,037,705
W.R. Berkley Corp.	46,161	3,059,551
Willis Towers Watson PLC	14,629	4,252,650
		139,600,682

Interactive Media & Services - 7.6%
Alphabet, Inc. - Class A	848,517	243,999,548
Alphabet, Inc. - Class C	680,803	195,295,149
Meta Platforms, Inc. - Class A	317,953	181,910,450
		621,205,147

IT Services - 0.8%
Accenture PLC - Class A	88,353	17,519,516
Akamai Technologies, Inc. (a)	20,402	2,343,170
Cognizant Technology Solutions Corp. - Class A	82,643	5,070,148
EPAM Systems, Inc. (a)	7,455	1,009,407
Gartner, Inc. (a)	9,731	1,540,807
GoDaddy, Inc. - Class A (a)	19,227	1,589,496
International Business Machines Corp.	133,821	32,436,872
VeriSign, Inc.	11,255	2,795,292
		64,304,708

Leisure Products - 0.0% (b)
Hasbro, Inc.	18,919	1,770,818

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	45,328	5,166,486
Bio-Techne Corp.	21,963	1,147,786
Charles River Laboratories International, Inc. (a)	6,641	1,145,573
Danaher Corp.	92,019	17,446,803
IQVIA Holdings, Inc. (a)	28,371	4,838,390
Mettler-Toledo International, Inc. (a)	2,760	3,480,912
Revvity, Inc.	15,258	1,336,753
Thermo Fisher Scientific, Inc.	54,687	26,880,301
Waters Corp. (a)	13,489	4,017,024
West Pharmaceutical Services, Inc.	9,716	2,435,218
		67,895,246

Machinery - 1.8%
Caterpillar, Inc.	66,998	47,465,403
Cummins, Inc.	19,619	10,555,414
Deere & Co.	35,885	20,214,020
Dover Corp.	19,418	4,047,682
Fortive Corp.	53,435	2,953,887
IDEX Corp.	10,116	1,917,488
Illinois Tool Works, Inc.	37,495	9,759,574
Ingersoll Rand, Inc.	51,327	4,112,319
Nordson Corp.	7,224	1,922,017
Otis Worldwide Corp.	61,418	4,734,099
PACCAR, Inc.	74,581	8,614,106
Parker-Hannifin Corp.	17,994	16,108,949
Pentair PLC	23,001	2,003,617
Snap-on, Inc.	7,012	2,546,899
Stanley Black & Decker, Inc.	21,915	1,557,280
Westinghouse Air Brake Technologies Corp.	23,994	5,996,341
Xylem, Inc.	34,702	4,146,889
		148,655,984

Media - 0.4%
Charter Communications, Inc. - Class A (a)	14,597	3,151,200
Comcast Corp. - Class A	521,606	14,975,308
EchoStar Corp. - Class A (a)	15,077	1,765,064
Fox Corp. - Class A	31,260	1,825,584
Fox Corp. - Class B	21,025	1,116,428
News Corp. - Class A	60,597	1,510,683
News Corp. - Class B	17,603	501,862
Omnicom Group, Inc.	44,917	3,382,699
Paramount Skydance Corp.	76,746	692,249
Trade Desk, Inc. - Class A (a)	62,005	1,406,894
		30,327,971

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	204,890	12,043,434
Newmont Corp.	156,039	16,891,222
Nucor Corp.	32,653	5,521,622
Steel Dynamics, Inc.	19,474	3,505,320
		37,961,598

Multi-Utilities - 0.7%
Ameren Corp.	38,310	4,211,035
CenterPoint Energy, Inc.	100,434	4,334,732
CMS Energy Corp.	45,325	3,516,314
Consolidated Edison, Inc.	52,263	5,915,126
Dominion Energy, Inc.	121,775	7,528,131
DTE Energy Co.	30,433	4,449,913
NiSource, Inc.	68,059	3,175,633
Public Service Enterprise Group, Inc.	71,081	5,754,007
Sempra	100,432	9,758,977
WEC Energy Group, Inc.	46,226	5,351,584
		53,995,452

Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	50,830	2,157,225
Chevron Corp.	271,199	56,111,073
ConocoPhillips	176,233	23,262,756
Coterra Energy, Inc.	128,325	4,509,341
Devon Energy Corp.	106,569	5,362,552
Diamondback Energy, Inc.	26,241	5,190,207
EOG Resources, Inc.	77,098	11,146,058
EQT Corp.	88,827	5,652,950
Expand Energy Corp.	33,932	3,725,055
Exxon Mobil Corp.	616,683	104,626,438
Kinder Morgan, Inc.	279,773	9,380,789
Marathon Petroleum Corp.	42,607	10,403,777
Occidental Petroleum Corp.	107,598	6,993,870
ONEOK, Inc.	98,065	8,864,095
Phillips 66	57,296	10,438,185
Targa Resources Corp.	30,658	7,686,880
Texas Pacific Land Corp.	7,858	3,729,093
Valero Energy Corp.	43,159	10,663,726
Williams Cos., Inc.	174,120	12,672,454
		302,576,524

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	92,271	6,134,176
Southwest Airlines Co.	73,500	2,761,395
United Airlines Holdings, Inc. (a)	46,461	4,277,664
		13,173,235

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	35,061	2,516,328
Kenvue, Inc.	300,044	5,172,759
		7,689,087

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	296,349	17,973,567
Eli Lilly & Co.	116,740	107,373,950
Johnson & Johnson	351,993	86,041,169
Merck & Co., Inc.	362,232	43,572,887
Pfizer, Inc.	814,772	22,878,798
Viatris, Inc.	206,641	2,791,720
Zoetis, Inc.	62,246	7,358,099
		287,990,190

Professional Services - 0.4%
Automatic Data Processing, Inc.	57,399	11,662,329
Broadridge Financial Solutions, Inc.	16,660	2,706,917
Equifax, Inc.	17,473	3,146,363
Jacobs Solutions, Inc.	17,051	2,170,251
Leidos Holdings, Inc.	18,264	2,840,417
Paychex, Inc.	46,227	4,258,431
Verisk Analytics, Inc.	19,745	3,746,614
		30,531,322

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	46,137	6,249,718
CoStar Group, Inc. (a)	61,418	2,477,602
		8,727,320

Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices, Inc. (a)	234,462	47,696,605
Analog Devices, Inc.	70,131	22,311,476
Applied Materials, Inc.	115,170	39,363,954
Broadcom, Inc.	689,191	213,311,506
First Solar, Inc. (a)	14,681	2,895,974
Intel Corp. (a)	677,323	29,890,264
KLA Corp.	18,691	27,520,815
Lam Research Corp.	179,534	38,359,234
Microchip Technology, Inc.	84,814	5,479,833
Micron Technology, Inc.	164,084	55,434,139
Monolithic Power Systems, Inc.	7,060	7,719,051
NVIDIA Corp.	3,541,380	617,616,672
NXP Semiconductors NV	36,665	7,217,872
ON Semiconductor Corp. (a)	67,790	4,197,557
Qnity Electronics, Inc.	33,892	3,910,459
QUALCOMM, Inc.	152,822	19,680,417
Skyworks Solutions, Inc.	21,032	1,126,264
Teradyne, Inc.	22,128	6,560,067
Texas Instruments, Inc.	130,807	25,394,871
		1,175,687,030

Software - 8.2%
Adobe, Inc. (a)	59,356	14,428,256
AppLovin Corp. - Class A (a)	38,403	15,284,394
Autodesk, Inc. (a)	30,526	7,307,924
Cadence Design Systems, Inc. (a)	38,637	10,736,063
Crowdstrike Holdings, Inc. - Class A (a)	35,844	13,993,856
Datadog, Inc. - Class A (a)	45,866	5,414,481
Fair Isaac Corp. (a)	3,225	3,442,817
Fortinet, Inc. (a)	90,081	7,361,419
Gen Digital, Inc.	91,882	1,730,138
Intuit, Inc.	39,476	17,068,633
Microsoft Corp.	1,085,045	401,651,108
Oracle Corp.	245,625	36,133,894
Palantir Technologies, Inc. - Class A (a)	332,074	48,575,785
Palo Alto Networks, Inc. (a)	117,899	18,901,568
PTC, Inc. (a)	17,156	2,444,558
Roper Technologies, Inc.	14,676	5,193,249
Salesforce, Inc.	136,005	25,388,053
ServiceNow, Inc. (a)	148,020	15,475,491
Synopsys, Inc. (a)	27,835	11,036,021
Trimble, Inc. (a)	36,050	2,351,542
Tyler Technologies, Inc. (a)	5,823	1,993,679
Workday, Inc. - Class A (a)	29,897	3,884,218
		669,797,147

Specialty Retail - 1.7%
AutoZone, Inc. (a)	2,255	7,616,894
Best Buy Co., Inc.	27,496	1,765,243
Carvana Co. (a)	20,061	6,306,777
Home Depot, Inc.	143,962	47,347,662
Lowe's Cos., Inc.	80,006	18,903,818
O'Reilly Automotive, Inc. (a)	120,691	11,140,986
Ross Stores, Inc.	46,227	10,014,155
TJX Cos., Inc.	161,099	25,727,510
Tractor Supply Co.	78,105	3,538,157
Ulta Beauty, Inc. (a)	6,061	3,168,146
Williams-Sonoma, Inc.	17,385	3,169,807
		138,699,155

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	2,161,364	548,532,569
Dell Technologies, Inc. - Class C	42,597	6,991,446
Hewlett Packard Enterprise Co.	222,117	5,288,606
HP, Inc.	145,784	2,800,511
NetApp, Inc.	30,459	3,118,697
Sandisk Corp. (a)	21,105	13,408,851
Seagate Technology Holdings PLC	30,415	11,915,380
Super Micro Computer, Inc. (a)	71,508	1,628,237
Western Digital Corp.	47,940	12,967,291
		606,651,588

Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	20,658	2,067,659
Lululemon Athletica, Inc. (a)	14,842	2,272,310
NIKE, Inc. - Class B	172,040	9,087,153
Ralph Lauren Corp. - Class A	5,237	1,801,476
Tapestry, Inc.	30,787	4,344,353
		19,572,951

Tobacco - 0.7%
Altria Group, Inc.	249,646	16,474,140
Philip Morris International, Inc.	227,100	37,548,714
		54,022,854

Trading Companies & Distributors - 0.2%
Fastenal Co.	164,146	7,616,374
United Rentals, Inc.	8,587	6,256,145
W.W. Grainger, Inc.	5,917	6,454,323
		20,326,842

Water Utilities - 0.0% (b)
American Water Works Co., Inc.	27,261	3,709,949

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	68,770	14,443,763
TOTAL COMMON STOCKS (Cost $7,405,464,663)		7,975,093,998

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	21,922	1,017,619
Healthpeak Properties, Inc.	99,406	1,633,241
Ventas, Inc.	67,129	5,489,810
Welltower, Inc.	101,885	20,143,683
		28,284,353

Hotel & Resort REITs - 0.0% (b)
Host Hotels & Resorts, Inc.	115,764	2,218,038

Industrial REITs - 0.2%
Prologis, Inc.	132,902	17,566,986

Office REITs - 0.0% (b)
BXP, Inc.	20,891	1,084,243

Residential REITs - 0.2%
AvalonBay Communities, Inc.	19,984	3,264,386
Camden Property Trust	14,356	1,402,007
Equity Residential	52,257	3,091,001
Essex Property Trust, Inc.	8,695	2,104,190
Invitation Homes, Inc.	92,016	2,286,598
Mid-America Apartment Communities, Inc.	16,668	2,035,496
UDR, Inc.	46,114	1,557,731
		15,741,409

Retail REITs - 0.3%
Federal Realty Investment Trust	10,623	1,128,269
Kimco Realty Corp.	100,255	2,252,730
Realty Income Corp.	131,625	8,052,817
Regency Centers Corp.	23,204	1,755,615
Simon Property Group, Inc.	46,226	8,622,536
		21,811,967

Specialized REITs - 0.8%
American Tower Corp.	66,719	11,514,365
Crown Castle, Inc.	67,843	5,516,314
Digital Realty Trust, Inc.	46,114	8,310,204
Equinix, Inc.	14,335	14,051,740
Extra Space Storage, Inc.	30,493	3,998,547
Iron Mountain, Inc.	45,309	4,627,861
Public Storage	22,250	6,027,080
SBA Communications Corp.	14,686	2,527,608
VICI Properties, Inc.	175,790	4,802,583
Weyerhaeuser Co.	121,604	2,970,786
		64,347,088
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $148,172,290)		151,054,084

CONTINGENT VALUE RIGHTS - 0.0%	Shares	Value
Abiomed, Inc., Exercise Price $0.00 (a)(c)	2	0
Sycamore Partners LLC, Exercise Price $0.00 (a)(c)	74,328	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (d)	44,867,755	44,867,755
TOTAL MONEY MARKET FUNDS (Cost $44,867,755)		44,867,755

TOTAL INVESTMENTS - 100.0% (Cost $7,598,504,708)		8,171,015,837
Liabilities in Excess of Other Assets - (0.0)% (b)		(194,945)
TOTAL NET ASSETS - 100.0%		$8,170,820,892

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS S&P 500® High Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Call Options - (0.8)%
S&P 500® Index (a)(b)
Expiration: 05/15/2026; Exercise Price: $6,670.00	$(2,031,675,424)	(3,112)	$(38,090,880)
Expiration: 05/15/2026; Exercise Price: $6,770.00	(2,031,675,424)	(3,112)	(23,791,240)
TOTAL WRITTEN OPTIONS (Premiums received $61,611,233)			$(61,882,120)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS S&P 500® High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,975,093,998	$–	$–	$7,975,093,998
Real Estate Investment Trusts	151,054,084	–	–	151,054,084
Contingent Value Rights	–	–	0	0
Money Market Funds	44,867,755	–	–	44,867,755
Total Investments	$8,171,015,837	$–	$0	$8,171,015,837

Liabilities:
Written Options	$–	$(61,882,120)	$–	$(61,882,120)
Total Written Options	$–	$(61,882,120)	$–	$(61,882,120)

Refer to the Schedule of Investments for further disaggregation of investment categories.

 Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended March 31, 2026.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of March 31, 2026 for the NEOS S&P 500® ETF are as follows:

Description	Fair Value as of 3/31/2026	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00
Abiomed Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$35.00

*
These Level 3 securities were received through corporate actions. The securities are being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, these securities are being priced at zero.